Investments in joint ventures and joint operations - Additional information (Details) - GBP (£)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of joint ventures [line items]
Additional capital contributions	£ 0	£ 366,000
Loss for the period	(15,492,000)	(5,469,000)
RE Ventures I, LLC
Disclosure of joint ventures [line items]
Additional capital contributions	0	366,000
Loss for the period	£ 293,000	£ 375,000